UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 Investment Company Act file number: 811-8255

                              THE WORLD FUNDS, INC.
                            ------------------------
              (Exact name of registrant as specified in charter)

             8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
             -------------------------------------------------------
              (Address of  principal executive offices) (Zip code)

                           Thomas S. Harman, Esquire
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
                         -----------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (800) 527-9525

                      Date of fiscal year end: September 30

                    Date of reporting period: March 31, 2006

ITEM 1.  Reports to Shareholders.

Dividend Capital Realty Income Fund
Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or contingent deferred sales charges on certain redemptions and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2005 and held for the six months ended March 31, 2006.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on certain purchases and contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                           Expenses Paid During
                                         Beginning Account Ending Account         Period*
                                               Value           Value      October 1, 2005 through
A CLASS                                   October 1, 2005  March 31, 2006     March 31, 2006
-------------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,081.20            $ 9.34
-------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,016.00            $ 9.05
-------------------------------------------------------------------------------------------------

                                                                           Expenses Paid During
                                         Beginning Account Ending Account         Period*
                                               Value           Value      October 1, 2005 through
C CLASS                                   October 1, 2005  March 31, 2006     March 31, 2006
-------------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,076.20            $13.20
-------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,012.25            $12.79

                                                              Expenses Paid During
                            Beginning Account Ending Account         Period*
                                  Value           Value      October 1, 2005 through
I CLASS                      October 1, 2005  March 31, 2006     March 31, 2006
------------------------------------------------------------------------------------
Actual                           $1,000         $1,082.10             $8.05
------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)      $1,000         $1,017.25             $7.80

* Expenses are equal to the Fund's annualized expense ratio of 1.80% for Class A; 2.55% for Class C and 1.55% for Class I, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 365 days in the current year.

Asset Allocation and Portfolio Holdings:


                      Dividend Capital Realty Income Fund
                   Asset Allocation as of 3/31/06 (unaudited)

                                    [CHART]

Common Stock                                          35%
Preferred Stock                                       64%
Other Assets, Net of Liabilities                       1%

                      Dividend Capital Realty Income Fund
            Common Stock Holdings by Industry Sector as Percentage of
               Common Stock Allocation as of 3/31/06 (unaudited)

                                    [CHART]

Industry Segment                    Percentage of Common Stock Allocation
--------------------------         ----------------------------------------
Apartments                                        20.41%
Healthcare                                         2.94%
Hotels                                            13.42%
Industrial                                         9.14%
Office/Central Business District                  10.33%
Office/Suburban                                   10.62%
Other Real Estate Companies                        1.98%
Realty/Diversified                                 6.74%
Regional Malls                                    12.57%
Self Storage                                       5.12%
Shopping Centers                                   6.71%



                       Dividend Capital Realty Income Fund
          Preferred Stock Holdings by Industry Sector as Percentage of
              Preferred Stock Allocation as of 3/31/06 (unaudited)

                                    [CHART]

Industry Segment                   Percentage of Preferred Stock Allocation
--------------------------         ----------------------------------------
Apartments                                         11.39%
Healthcare                                          4.75%
Hotels                                             21.74%
Manufactured Housing                                1.75%
Mortgage - Commercial                               6.56%
Mortgage - Residential                             23.19%
Net Lease                                           6.92%
Office/Suburban                                     5.87%
Other Real Estate Companies                         6.89%
Realty/Diversified                                  4.56%
Regional Malls                                      4.64%
Specialty Finance                                   1.73%

                      DIVIDEND CAPITAL REALTY INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                March 31, 2006
                                  (Unaudited)

   Number                                             % of         Market
   of Shares Security Description                     Net Assets   Value
   --------- --------------------                     ---------- -----------

             COMMON STOCK                               35.33%

             APARTMENTS:                                 7.22%
     1,200   Avalonbay Communities Inc.                          $   130,920
    12,600   BRE Properties Inc.--Class A                            705,600
     6,700   Essex Property Trust Inc.                               728,491
     6,900   Mid-America Apartment Communities
               Inc.                                                  377,775
    12,300   Northern Property Real Estate Investment
               Trust (Canada)                                        225,582
    17,500   Post Properties Inc.                                    778,750
                                                                 -----------
                                                                   2,947,118
                                                                 -----------

             DIVERSIFIED/MISCELLANEOUS:                  2.38%
     9,600   Can Real Estate Investment Trust
               (Canada)                                              195,840
     8,100   Vornado Realty Trust                                    777,600
                                                                 -----------
                                                                     973,440
                                                                 -----------

             HEALTHCARE:                                 1.04%
    19,000   Chartwell Seniors Housing Real Estate
               Investment (Canada)                                   238,640
    17,400   Medical Properties Trust Inc.                           187,920
                                                                 -----------
                                                                     426,560
                                                                 -----------

             HOTELS:                                     4.74%
    23,600   Lasalle Hotel Properties                                967,600
     7,400   Strategic Hotel Capital Inc.                            172,272
    27,500   Sunstone Hotel Investors Inc.                           796,675
                                                                 -----------
                                                                   1,936,547
                                                                 -----------

             INDUSTRIAL:                                 3.23%
    11,300   First Potomac Realty Trust                              319,225
    13,300   Prologis                                                711,550
    12,800   Summit Real Estate (Canada)                             289,024
                                                                 -----------
                                                                   1,319,799
                                                                 -----------

    Number                                           % of         Market
    of Shares Security Description                   Net Assets   Value
    --------- --------------------                   ---------- -----------

              OFFICE/CENTRAL BUSINESS
              DISTRICT:                                 3.65%
      6,500   Boston Properties Inc.                            $   606,125
      8,700   SL Green Realty Corp.                                 883,050
                                                                -----------
                                                                  1,489,175
                                                                -----------

              OFFICE/SUBURBAN:                          3.75%
      6,900   Alexandria Real Estate Equities Inc.                  657,777
      7,300   Kilroy Realty Corp.                                   563,998
     26,300   Republic Properties Corp.                             309,551
                                                                -----------
                                                                  1,531,326
                                                                -----------

              OTHER REAL ESTATE
              COMPANIES:                                0.70%
      8,400   Brookfield Properties Corp.                           286,860
                                                                -----------

              REGIONAL MALLS:                           4.44%
      1,800   Macerich Company                                      133,110
     13,500   Riocan Real Estate Investment Trust
                (Canada)                                            266,760
     16,800   Simon Property Group Inc.                           1,413,552
                                                                -----------
                                                                  1,813,422
                                                                -----------

              SELF STORAGE:                             1.81%
      9,100   Public Storage Inc.                                   739,193
                                                                -----------

              SHOPPING CENTER:                          2.37%
      8,700   Calloway Realty Investment Trust
                (Canada)                                            197,577
      5,700   Federal Realty Investment Trust                       428,640
      8,400   Kimco Realty Corp.                                    341,376
                                                                -----------
                                                                    967,593
                                                                -----------
              TOTAL COMMON STOCK:                                14,431,033
                                                                -----------

              PREFERRED STOCK:                         63.51%

              APARTMENTS:                               7.19%
     26,200   Apartment Investment & Management Co.,
                Series G, 9.375%                                    685,654
     20,800   Apartment Investment & Management Co.,
                Series R, 10.000%                                   528,944

   Number                                             % of         Market
   of Shares Security Description                     Net Assets   Value
   --------- --------------------                     ---------- -----------

             APARTMENTS (continued):
    14,800   Apartment Investment & Management Co.,
               Series U, 7.750%                                  $   369,408
    21,400   Apartment Investment & Management Co.,
               Series V, 8.000%                                      541,420
    31,800   Associated Estates Realty Corp.,
               Series B, 8.700%                                      810,900
                                                                 -----------
                                                                   2,936,326
                                                                 -----------

             DIVERSIFIED/MISCELLANEOUS:                  2.90%
    10,900   Colonial Properties, Series E, 7.620%                   273,263
    22,900   Crescent Real Estate Equites Co.,
               Series B, 9.500%                                      597,690
    12,000   Sizeler Properties Investors
               Inc., Series B, 9.750%                                314,400
                                                                 -----------
                                                                   1,185,353
                                                                 -----------

             HEALTHCARE:                                 3.02%
    47,100   Omega Healthcare, Series D, 8.375%                    1,234,020
                                                                 -----------

             HOTELS:                                    13.82%
    21,000   Ashford Hospitality Trust,
               Series A, 8.550%                                      535,500
    27,900   Boykin Lodging Company,
               Series A, 10.500%                                     730,980
    38,200   Eagle Hospitality Properties Trust Inc.,
               Series A, 8.250%                                      954,618
    26,200   FelCor Lodging Trust Inc.,
               Series C, 8.000%                                      655,524
    27,000   Hersha Hospitality Trust,
               Series A, 8.000%                                      673,920
    19,600   Lasalle Hotel Properties,
               Series A, 10.250%                                     504,112
    26,600   Red Lion Hotels Corp., Series A, 9.500%                 699,580
    19,800   Sunstone Hotel Investors Inc.,
               Series A, 8.000%                                      495,198
    15,800   Winston Hotels Inc., Series B, 8.000%                   395,000
                                                                 -----------
                                                                   5,644,432
                                                                 -----------

             MANUFACTURED HOUSING:                       1.11%
    20,700   Affordable Residential Communities Inc.,
               Series A, 8.250%                                      453,537
                                                                 -----------

      Number                                       % of         Market
      of Shares Security Description               Net Assets   Value
      --------- --------------------               ---------- -----------

                MORTGAGE-COMMERCIAL:                  4.17%
        4,200   Anthracite Capital Inc.,
                  Series C, 9.375%                            $   109,620
       26,800   Newcastle Investment Corp.,
                  Series B, 9.750%                                698,140
       20,000   Newcastle Investment Corp.,
                  Series C, 8.050%                                498,000
       15,600   RAIT Investment Trust,
                  Series A, 8.375%                                397,020
                                                              -----------
                                                                1,702,780
                                                              -----------

                MORTGAGE-RESIDENTIAL:                14.74%
       33,600   Accredited Home Mortgage Loan REIT
                  Trust, Series A, 9.750%                         851,424
       25,500   American Home Mortgage Investment
                  Corp., Series A, 9.750%                         667,590
       21,000   American Home Mortgage Investment
                  Corp., Series B, 9.250%                         542,220
       12,100   Annaly Mortgage Management Inc.,
                  Series A, 7.875%                                292,457
       28,000   Anworth Mortgage Asset Corp.,
                  Series A, 8.625%                                673,960
       41,700   Impac Mortgage Holdings Inc.,
                  Series C, 9.125%                                888,627
       18,800   MFA Mortgage Investments Inc.,
                  Series A, 8.500%                                453,644
       40,800   New Century Financial Corp.,
                  Series A, 9.125%                              1,001,640
       26,700   Novastar Financial Inc.,
                  Series C, 8.900%                                649,878
                                                              -----------
                                                                6,021,440
                                                              -----------

                NET LEASE:                            4.40%
       26,300   Entertainment Properties Trust,
                  Series A, 9.500%                                669,072
       23,000   Entertainment Properties Trust,
                  Series B, 7.750%                                561,200
       25,300   Trustreet Properties Inc.,
                  Series A, 7.720%                                566,214
                                                              -----------
                                                                1,796,486
                                                              -----------

   Number                                             % of         Market
   of Shares Security Description                     Net Assets   Value
   --------- --------------------                     ---------- -----------

             OFFICE/SUBURBAN:                             3.73%
     5,200   Bedford Property Investors Inc.,
               Series B, 7.625%                                  $   112,580
    18,500   Digital Realty Trust Inc.,
               Series A, 8.500%                                      468,050
    22,000   Digital Realty Trust Inc.,
               Series B, 7.875%                                      544,720
     2,450   Prime Group, Series B, 9.000%                            48,829
    13,900   PS Business Parks Inc., Series D, 9.500%                349,168
                                                                 -----------
                                                                   1,523,347
                                                                 -----------

             OTHER REAL ESTATE COMPANIES:                 4.38%
    75,000   Hovnanian Enterprises, Series A, 7.625%               1,788,750
                                                                 -----------

             REGIONAL MALLS:                              2.95%
    10,400   The Mills Corp., Series C, 9.000%                       237,640
     3,500   Pennsylvania Real Estate Investment
               Trust, Series A, 11.000%                              197,575
    30,000   Taubman Centers, Series G, 8.000%                       771,000
                                                                 -----------
                                                                   1,206,215
                                                                 -----------

             SPECIALTY FINANCE:                           1.10%
    18,000   Capital Lease, Series A, 8.125%                         450,000
                                                                 -----------

             TOTAL PREFERRED STOCK:                               25,942,686
                                                                 -----------

             TOTAL INVESTMENTS:
             (Cost: $38,306,725)                         98.84%   40,373,719
             Other assets, net of liabilities             1.16%      475,106
                                                        ------   -----------
             NET ASSETS                                 100.00%  $40,848,825
                                                        ======   ===========

See Notes to Financial Statements

DIVIDEND CAPITAL REALTY INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006 (unaudited)
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $38,306,725) (Note 1)                        $40,373,719
 Cash                                                                                      318,735
 Foreign currency (cost of $1,396,624)                                                   1,399,142
 Receivable for securities sold                                                            708,207
 Dividends receivable                                                                      292,428
 Interest receivable                                                                           342
 Receivable for capital stock sold                                                          76,897
 Prepaid expenses                                                                           63,532
                                                                                       -----------
   TOTAL ASSETS                                                                         43,233,002
                                                                                       -----------
LIABILITIES
 Payable for securities purchased                                                        2,280,361
 Payable for capital stock redeemed                                                         35,011
 Accrued management fees                                                                    39,802
 Accrued 12b-1 fees                                                                         15,687
 Accrued administration, transfer agent and accounting fees                                  8,393
 Other accrued expenses                                                                      4,923
                                                                                       -----------
   TOTAL LIABILITIES                                                                     2,384,177
                                                                                       -----------

NET ASSETS                                                                             $40,848,825
                                                                                       ===========
 Net Assets Consist of :
 Paid-in-capital applicable to 3,240,695 $0.01 par value shares of beneficial interest
   outstanding; 50,000,000 shares authorized                                            37,946,003
 Undistributed net investment income                                                        53,386
 Accumulated net realized gain on investments                                              779,924
 Net unrealized appreciation of investments and foreign currency                         2,069,512
                                                                                       -----------

NET ASSETS                                                                             $40,848,825
                                                                                       ===========
NET ASSET VALUE PER SHARE
A Class
 ($28,837,484/2,284,093 shares outstanding)                                            $     12.63
                                                                                       ===========
MAXIMUM OFFERING PRICE PER SHARE ($12.63 x 100/ 94.25)                                 $     13.40
                                                                                       ===========
C Class
 ($11,451,824/913,874 shares outstanding)                                              $     12.53
                                                                                       ===========
I Class
($559,517/42,728 shares outstanding)                                                   $     13.09
                                                                                       ===========

See Notes to Financial Statements

DIVIDEND CAPITAL REALTY INCOME FUND
STATEMENT OF OPERATIONS

Six Months Ended March 31, 2006 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
 Dividends                                                                $1,360,919
 Interest                                                                      3,701
                                                                          ----------
 Total investment income                                                             $1,364,620
                                                                                     ----------

EXPENSES
 Investment advisory fees (Note 2)                                           198,704
 12b-1 fees, Class A (Note 2)                                                 34,913
 12b-1 and servicing fees, Class C (Note 2)                                   56,378
 Recordkeeping and administrative services (Note 2)                           20,823
 Accounting fees (Note 2)                                                     10,124
 Transfer agent fees (Note 2)                                                 21,071
 Custody fees                                                                  1,674
 Professional fees                                                            19,978
 Chief Compliance Officer fees                                                 3,640
 Directors fees                                                                4,300
 Registration fees                                                            20,702
 Shareholder servicing and reports                                            14,961
 Miscellaneous                                                                17,888
                                                                          ----------
   Total expenses                                                                       425,156
   Management fee waiver and reimbursed expenses (Note 2)                               (25,867)
                                                                                     ----------
   Expenses, net                                                                        399,289
                                                                                     ----------
 Net investment income                                                                  965,331
                                                                                     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY RELATED TRANSACTIONS
 Net realized gain on investments                                                       858,834
 Change in net unrealized appreciation (depreciation) on foreign currency
   transactions                                                                           2,518
 Change in net unrealized appreciation (depreciation) on investments                  1,273,601
                                                                                     ----------
 Net realized and unrealized gain (loss) on investments                               2,134,953
                                                                                     ----------
 Increase in net assets from operations                                              $3,100,284
                                                                                     ==========

See Notes to Financial Statements

DIVIDEND CAPITAL REALTY INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      Six months ended
                                                                       March 31, 2006      Year ended
                                                                        (unaudited)    September 30, 2005
                                                                      ---------------- ------------------
Increase in Net Assets
OPERATIONS
 Net investment income                                                  $   965,331       $ 1,008,613
 Net realized gain on investments                                           858,834         1,058,673
 Change in unrealized appreciation (depreciation) on investments and
   foreign currencies                                                     1,276,119           716,565
                                                                        -----------       -----------
 Increase in net assets from operations                                   3,100,284         2,783,851
                                                                        -----------       -----------

DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income
   A Class                                                                 (666,495)         (733,789)
   C Class                                                                 (232,044)         (260,455)
   I Class                                                                  (13,406)          (14,369)
 Net realized gain
   A Class                                                                 (610,339)         (298,461)
   C Class                                                                 (239,934)         (120,299)
   I Class                                                                  (11,007)          (11,992)
                                                                        -----------       -----------
 Decrease in net assets from distributions                               (1,773,225)       (1,439,365)
                                                                        -----------       -----------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
 Shares sold
   A Class                                                                5,077,582        26,292,398
   C Class                                                                1,554,651        10,619,957
   I Class                                                                       --           617,602
 Distributions reinvested
   A Class                                                                  952,644           742,508
   C Class                                                                  392,800           299,171
   I Class                                                                   10,469            23,338
 Shares redeemed
   A Class                                                               (5,304,180)       (3,568,382)
   C Class                                                               (2,647,693)         (760,451)
   I Class                                                                  (16,555)         (150,000)
                                                                        -----------       -----------
 Increase in net assets from capital share transactions                      19,718        34,116,141
                                                                        -----------       -----------
NET ASSETS
 Increase during period                                                   1,346,777        35,460,627
 Beginning of period                                                     39,502,048         4,041,421
                                                                        -----------       -----------
END OF PERIOD
  (Including undistributed net investment income of $53,386, and $--,
  respectively)                                                         $40,848,825       $39,502,048
                                                                        ===========       ===========

See Notes to Financial Statements

DIVIDEND CAPITAL REALTY INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                Class A Shares                               Class C Shares
                                 -----------------------------------------    -----------------------------------------
                                 Six months ended  Year ended   Period ended  Six months ended  Year ended   Period ended
                                  March 31, 2006  September 30, September 30,  March 31, 2006  September 30, September 30,
                                   (unaudited)        2005          2004*       (unaudited)        2005          2004*
                                 ---------------- ------------- ------------- ---------------- ------------- -------------
Net asset value, beginning of
 period                              $ 12.22         $ 11.20       $ 10.00        $ 12.15         $ 11.16       $ 10.00
                                     -------         -------       -------        -------         -------       -------
Investment activities
  Net investment income
   (loss)                               0.30            0.40          0.29           0.24            0.32          0.21
  Net realized and unrealized
   gain (loss) on
   investments and foreign
   currency transactions                0.66            1.41          1.21           0.65            1.38          1.21
                                     -------         -------       -------        -------         -------       -------
Total from investment
 activities                             0.96            1.81          1.50           0.89            1.70          1.42
                                     -------         -------       -------        -------         -------       -------
Distributions
  Net investment income                (0.29)          (0.40)        (0.27)         (0.25)          (0.32)        (0.23)
  Net realized gain                    (0.26)          (0.39)        (0.03)         (0.26)          (0.39)        (0.03)
                                     -------         -------       -------        -------         -------       -------
Total distributions                    (0.55)          (0.79)        (0.30)         (0.51)          (0.71)        (0.26)
                                     -------         -------       -------        -------         -------       -------
Net asset value, end of
 period                              $ 12.63         $ 12.22       $ 11.20        $ 12.53         $ 12.15       $ 11.16
                                     =======         =======       =======        =======         =======       =======
Ratios/Supplemental Data
Total Return                            8.12%          16.48%        15.10%          7.62%          15.52%        14.29%
                                     =======         =======       =======        =======         =======       =======
Ratio to average net assets/(A)/
  Expenses/(B)/                         1.80%**         1.80%         1.80%**        2.55%**         2.55%         2.55%**
  Net investment income                 3.36%**         4.62%         4.83%**        4.03%**         3.87%         4.05%**
Portfolio turnover rate                32.60%         251.29%       497.37%         32.60%         251.29%       497.37%
Net assets, end of period
 (000's)                             $28,837         $27,140       $ 2,722        $11,451         $11,814       $ 1,266

                                                Class I Shares
                                 -----------------------------------------
                                 Six months ended  Year ended   Period ended
                                  March 31, 2006  September 30, September 30,
                                   (unaudited)        2005          2004*
                                 ---------------- ------------- -------------
Net asset value, beginning of
 period                               $12.67         $ 11.19       $ 10.00
                                      ------         -------       -------
Investment activities
  Net investment income
   (loss)                               0.34            0.52          0.29
  Net realized and unrealized
   gain (loss) on
   investments and foreign
   currency transactions                0.66            1.87          1.21
                                      ------         -------       -------
Total from investment
 activities                             1.00            2.39          1.50
                                      ------         -------       -------
Distributions
  Net investment income                (0.32)          (0.52)        (0.28)
  Net realized gain                    (0.26)          (0.39)        (0.03)
                                      ------         -------       -------
Total distributions                    (0.58)          (0.91)        (0.31)
                                      ------         -------       -------
Net asset value, end of
 period                               $13.09         $ 12.67       $ 11.19
                                      ======         =======       =======
Ratios/Supplemental Data
Total Return                            8.21%          21.83%        15.10%
                                      ======         =======       =======
Ratio to average net assets/(A)/
  Expenses/(B)/                         1.55%**         1.55%         1.55%**
  Net investment income                 5.32%**         4.87%         5.08%**
Portfolio turnover rate                32.60%         251.29%       497.37%
Net assets, end of period
 (000's)                              $  560         $   548       $    53

* Commencement of operations of each Class of shares was December 18, 2003. **Annualized

/(A)/Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio for each Class by 0.13% for the six months ended March 31, 2006, 0.49% for the year ended September 30, 2005 and 6.76% for the period ended September 30, 2004.

/(B)/Expense ratio reflects the effect of fee waivers and reimbursements.

See Notes to Financial Statements

DIVIDEND CAPITAL REALTY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS

March 31, 2006 (unaudited)
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Dividend Capital Realty Income Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in December, 2003 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 1,050,000,000 shares of $.01 par value common stock. The Fund currently offers three Classes of shares ("Class A", "Class C", and "Class I").

      The investment objective of the Fund is to achieve current income. Capital appreciation is a secondary objective. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies principally engaged in the real estate industry, including real estate investment trusts. Such securities include common stocks, preferred stocks, debt securities, including commercial mortgage-backed securities, or securities convertible into common stocks, such as warrants, convertible bonds, debentures or convertible preferred stock.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      Valuation: The Fund's securities are valued at current market prices. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Fund's net asset value is determined as of such times.

      Federal Income Taxes: The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      Security Transactions and Income: Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined on a specific identification basis.

      Cash and Cash Equivalents: Cash and cash equivalents consist of overnight deposits with the custodian bank which earns interest at the current market rate.

      Accounting Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Class Net Asset Values and Expenses: All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

      Real Estate Investments Trust Securities: The Fund has made certain investments in real estate investment trust ("REITs") which pay dividends to their shareholders based upon available funds from operations. It is common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

      Foreign Currency: Values of investments denominated in foreign currencies are converted in to U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments as appropriate. Foreign securities and currency transactions may involve certain consideration and risks not typically associated with those of domestic origin.

      Forward Foreign Currency Exchange Contracts: A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. As of March 31, 2006, the Fund invested $1,396,624 in a Canadian dollar forward contract with a market value of $1,399,142.

      Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER AFFILIATED PARTY TRANSACTIONS

      Pursuant to an Investment Advisory Agreement, the Advisor, Dividend Capital Investments, LLC, ("DCI"), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund (see Advisory Contract Approval for further discussion regarding the Investment Advisory Agreement). DCI has contractually agreed to waive its fees and reimburse the Fund for expenses through December 31, 2006 in order to limit the Class A operating expenses to 1.80% of Class A average net assets; Class C operating expenses to 2.55% of Class C average net assets; and Class I operating expenses to 1.55% of Class I average net assets. For the six months ended March 31, 2006, the Advisor waived fees of $25,867.

      The Advisor will be entitled to reimbursement of fees waived or remitted by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by the Advisor to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of March 31, 2006 was $236,412 and expire as follows:

                             Year Expiring  Amount
                             ------------- --------
                                 2007      $ 98,849
                                 2008       111,696
                                 2009        25,867
                                           --------
                                           $236,412
                                           ========

      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A and Class C shares of the Fund may finance activities which are primarily intended to result in the sale of the Fund's Class A or Class C shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of 0.25% per annum on the Fund's A Class average daily net assets, and at the rate of 0.75% on the Fund's C Class average daily net assets. For the six months ended March 31, 2006, there were $34,913 of distribution expenses incurred by the Fund's Class A shares.

      The Fund's Distribution and Service Plan for its Class C shares also provides that the Fund will compensate the Distributor with a servicing fee at the rate of 0.25% per annum of the C Class average daily net assets for the distributor's role of paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For the six months ended March 31, 2006 there were $56,378 of distribution and servicing fees incurred.

      As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its Administrative Agent, $20,823 for providing shareholder services, record-keeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives 0.10% of average daily net assets.

      First Dominion Capital Corporation ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting fees of $10,617 were received by FDCC in connection with the distribution of the Fund's shares during the six months ended March 31, 2006. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Class A Fund share redemptions occurring within 30 days of purchase and for certain Class C Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended March 31, 2006, the CDSC for Fund shares redeemed was $19,226.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $21,071 for its services for the six months ended March 31, 2006.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $10,124 for its services for the six months ended March 31, 2006.

      Certain officers and/or an interested director of the Fund are also officers, principals and/or director of CFA, CSS, DCI, FDCC and FSI.

NOTE 3 - INVESTMENTS

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended March 31, 2006, aggregated $12,902,043 and $13,007,822, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of wash sales, income from passive foreign investment companies and real estate investment trusts.

      The tax character of distributions paid during the six months ended March 31, 2006 and the year ended September 30, 2005 were as follows:

                                   Six months ended
                                    March 31, 2006      Year ended
                                     (unaudited)    September 30, 2005
                                   ---------------- ------------------
          Distributions paid from:
           Ordinary income            $  911,945        $1,439,365
           Net realized gain             861,280                --
                                      ----------        ----------
           Total distributions        $1,773,225        $1,439,365
                                      ==========        ==========

      Cost for Federal Income tax purpose is $38,306,725 and net unrealized appreciation consists of :

            Gross unrealized appreciation on investments $2,949,684
            Gross unrealized depreciation on investments   (882,689)
                                                         ----------
            Net unrealized appreciation on investments   $2,066,995
                                                         ==========

NOTE 5 - CAPITAL STOCK TRANSACTIONS

      Capital stock transactions for each class of shares were:

                            Class A Shares          Class C Shares       Class C Shares
                           Six months ended        Six months ended     Six months ended
                            March 31, 2006          March 31, 2006       March 31, 2006
                              (unaudited)            (unaudited)           (unaudited)
                        ----------------------  ---------------------  ------------------
                          Shares      Value      Shares      Value      Shares    Value
                        ---------  -----------  --------  -----------  -------  ---------
Shares sold               416,292  $ 5,077,582   129,008  $ 1,554,651       --  $      --
Shares reinvested          78,638      952,644    32,843      392,800      830     10,469
Shares redeemed          (431,271)  (5,304,180) (220,540)  (2,647,693)  (1,355)   (16,555)
                        ---------  -----------  --------  -----------  -------  ---------
Net increase (decrease)    63,659  $   726,046   (58,689) $  (700,242)    (525) $  (6,086)
                        =========  ===========  ========  ===========  =======  =========

                            Class A Shares          Class C Shares       Class C Shares
                              Year ended              Year ended           Year ended
                          September 30, 2005      September 30, 2005   September 30, 2005
                        ----------------------  ---------------------  ------------------
                          Shares      Value      Shares      Value      Shares    Value
                        ---------  -----------  --------  -----------  -------  ---------
Shares sold             2,209,734  $26,292,398   897,005  $10,619,957   48,724  $ 617,602
Shares reinvested          62,110      742,508    25,152      299,171    1,890     23,338
Shares redeemed          (294,513)  (3,568,382)  (63,008)    (760,451) (12,087)  (150,000)
                        ---------  -----------  --------  -----------  -------  ---------
Net increase            1,977,331  $23,466,524   859,149  $10,158,677   38,527  $ 490,940
                        =========  ===========  ========  ===========  =======  =========

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT APPROVAL

      On March 2, 2006, the Board of Directors of the Company held an in person board meeting, at which it reviewed and considered a new advisory agreement between Dividend Capital Investments, LLC (the "Adviser") and the Fund (the "New Advisory Agreement"). The Board was asked to consider the New Advisory Agreement in connection with an internal restructuring of the Adviser (the "Transaction"), which could have resulted in the automatic termination of the Fund's advisory agreement with the Adviser, dated

April 4, 2004, in effect at that time (the "Old Advisory Agreement"). The Directors were informed that the New Advisory Agreement was identical to the Old Advisory Agreement, except for technical amendments arising from changes in the date of its execution and effectiveness. At the meeting, the Board reviewed the materials provided by the Adviser relating to the Transaction, which included, among other things, fee and expense comparisons of funds with investment objectives and policies similar to those of the Fund.

      The Board discussed the Transaction with representatives of the Adviser. Representatives of the Adviser explained the structure of the Transaction and noted that the Transaction would not, in the view of the Adviser, result in any reduction in the quality of services that the Adviser provides to the Fund or have any adverse impact on the Fund. Specifically, the Fund has been and will continue to be managed under a team structure. The team has been expanded by the addition of Dr. Glenn Mueller, who serves as the Adviser's Real Estate Investment Strategist. Further, Messrs. Godha and Song would continue their duties in managing the Fund's assets following the Transaction. Representatives of the Adviser noted that Messrs. Godha and Song, along with Dr. Mueller, comprise the Fund's Investment Committee which is charged with the overall management of the Fund's portfolio. Representatives of the Adviser confirmed that the Investment Committee is committed to the same investment approach previously provided by the Adviser and will continue providing the same investment approach following the Transaction. Representatives of the Adviser also confirmed that the Transaction would not adversely impact the Adviser's financial condition.

      After considering the Transaction, the Directors considered the approval of the New Advisory Agreement. In preparation for the meeting, the Directors requested and reviewed a wide variety of information from the Adviser, including written materials provided by the Adviser regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

      Additionally, the Directors considered that they had recently deliberated and approved the Old Advisory Agreement between the Fund and the Adviser at a meeting held on November 15, 2005 in connection with the Fund's annual advisory agreement renewal process. In approving the New Advisory Agreement and determining to submit it to shareholders for approval, the Directors considered many factors, including the following:

      The nature, extent and quality of services to be provided by the Advisor. The Directors reviewed the services that the Advisor would provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and generally managing the Fund's investments in accordance with the stated investment objective and policies of the Fund. The Directors received information concerning the investment philosophy and investment process to be applied by the Advisor in managing the Fund. In this regard, the Directors considered the Advisor's in-house research capabilities as well as other resources available to the Advisor's personnel. The Directors also discussed with officers and portfolio managers of the Fund the investment strategy of the Fund and the type of investments that would be made on behalf of the Fund. Additionally, the Directors considered the level of experience in the real estate industry and the background of the Adviser's Investment Committee, noting the recent changes to and the capabilities of the investment team, which will continue to implement the same investment approach following the Transaction. On this basis, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by the Advisor.

      Investment performance of the Fund and the Advisor. The Directors, using written materials provided by the Adviser from Lipper, Inc. ("Lipper"), considered the Fund's performance compared to benchmark indices and other similar mutual funds for various trailing periods ended September 30, 2005. In particular, the Directors noted that the Fund's performance was within the range of its peer group, and concluded that they were satisfied with the investment performance of the Fund. On the basis of the Directors' assessment of the nature, extent and quality of advisory services to be provided or procured by the Advisor, the Directors concluded that the Advisor is capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

      Consideration of advisory fee; cost of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund. Next, the Directors considered the level of advisory fees paid by the Fund and profitability of the Advisor. As part of their analysis, the Directors considered fee and expense estimates compiled by Lipper, and noted that this proposed investment advisory fee is the same as is in place under the Old Advisory Agreement. In reviewing the proposed investment advisory fee, the Directors considered fees paid by other open-end real estate funds of comparable size and investment objective, noting that the advisory fee proposed to be received by the Adviser was comparable to fees charged to similar funds. The Directors also considered the financial results and profitability of the Adviser under the Old Advisory Agreement, noting that the Adviser has not yet achieved a level of profitability since the inception of the Fund. Based on such information, the Directors concluded that the advisory fee and the overall expense ratio of the Fund are generally consistent with industry averages and otherwise fair and reasonable in light of the services provided by the Advisor.

      The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale. Although the Old Advisory Agreement and the New Advisory Agreement do not provide for breakpoints in the advisory fee should Fund assets meaningfully grow, the Board concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment of the Advisor, and the competitive nature of the investment company market. The Directors therefore concluded that they were satisfied with the fee levels under the New Advisory Agreement, given that economies of scale would not likely be realized during the initial term of the New Advisory Agreement and that this issue could be revisited at any time that economies of scale materialized.

      Other considerations. The Board also determined that the Adviser had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by the Adviser's expense limitation and fee waiver arrangement with the Fund, which have resulted in the Adviser waiving a substantial amount of advisory fees for the benefit of shareholders.

      Based on these considerations, as well as the considerations discussed at the November 15, 2005 meeting, the Board of Directors approved the New Advisory Agreement and voted to recommend the New Advisory Agreement to shareholders for approval.

SHAREHOLDER VOTING RESULTS

      At a special meeting of shareholders of The World Funds, Inc. held on April 28, 2006, shareholders of the Dividend Capital Realty Income Fund (the "Fund") were asked to act upon a proposal to approve a new investment advisory agreement to be entered into between Dividend Capital Investments LLC (the "Adviser") and the Fund (the "New Advisory Agreement"). The New Advisory Agreement was proposed to shareholders because the Adviser proposed to undergo a change in ownership structure, which could have resulted in the automatic termination of the advisory agreement between the Adviser and the Fund in effect at that time. The proposal was approved by shareholders of the Fund. The results of the shareholder vote were as follows:

    Votes For       Votes Against     Abstaining Votes     Broker Non-Votes*
    ---------       -------------     ----------------     -----------------
    1,556,605          45,401              93,022                 NA

--------
* Broker non-votes are proxies received by the Fund from brokers or nominees, who did not receive instructions from the beneficial owner or other persons entitled to vote, and who have no discretionary power to vote on a particular matter.

Investment Advisor:

   Dividend Capital Investments LLC
     518 Seventeenth Street, Suite 1200
     Denver, Colorado 80202

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, VA 23235

Independent Registered Public Accounting Firm:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to the Dividend Capital Realty Income Fund's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525 Toll Free. Fund information also available online at dividendcapital.com or theworldfunds.com

[LOGO]
DIVIDEND CAPITAL

                      Semi-Annual Report to Shareholders

                            DIVIDEND CAPITAL REALTY
                                  INCOME FUND

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

                           For the Six Months Ended
                                March 31, 2006
                                  (unaudited)

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

        EXHIBIT NO.      DESCRIPTION OF EXHIBIT
        -----------      ----------------------

        11 (b) (1)       Certification of Principal Executive Officer
Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (b) (2)       Certification of Principal Financial Officer
Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (c)           Certification of Principal Executive Officer and
Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The World Funds Inc.

By:   /s/ John Pasco, III
      ---------------------
      John Pasco, III
     Principal Executive Officer

Date: June 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Karen Shupe
      ---------------------
      Karen Shupe
      Principal Financial Officer

Date: June 7, 2006